---------------------------
APPENDIX I              UNITED STATES                       OMB APPROVAL
                                                     ---------------------------
                SECURITIES AND EXCHANGE COMMISSION   OMB Number:   3235-0456
                    Washington, D.C. 20549           Expires:  July 31, 2006
                                                     Estimated average burden
                                                     hours per response....... 2
                                                     ---------------------------


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

-------------------------------------------------------------------------------
1 . NAME AND ADDRESS OF ISSUER:
                        Neuberger Berman Income Funds
                        605 Third Avenue, 2nd Floor
                        New York, NY 10158-0180

-------------------------------------------------------------------------------
2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): / /
                        Cash Reserves
                        Government Money
                        High Income Bond Fund
                        Limited Maturity Bond Fund
                        Municipal Money Fund
                        Municipal Securities Trust
                        Strategic Income Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
3.  INVESTMENT COMPANY ACT FILE NUMBER:     811-03802

    SECURITIES ACT FILE NUMBER:   002-85229


-------------------------------------------------------------------------------

4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                        October 31, 2005

-------------------------------------------------------------------------------
4(b).1[SUPERCRIPT] CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2) N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
4(c).1[SUPERCRIPT] CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
                                                        N/A

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
5.  CALCULATION OF REGISTRATION FEE:
         (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
             PURSUANT TO SECTION 24(F):                          $3,897,850,221
                                                                 --------------

        (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                     $3,795,251,515
                                                     --------------

       (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
             DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
             FEES PAYABLE TO THE COMMISSION:         $1,236,529,181
                                                     --------------

        (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii)
             AND 5(iii):                                         $5,031,780,696
                                                                 --------------

         (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
             [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                           $0
                                                                             --


        (vi) REDEMPTION CREDITS AVAILABLE FOR USE    $1,133,930,475
                                                     --------------
             IN FUTURE YEARS - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

       (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
             INSTRUCTION C.9):                      x                 $0.0001070
                                                                      ----------

      (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
             5(vii)] (ENTER 'O' IF NO FEE IS DUE):  =                         $0
                                                                              --


-------------------------------------------------------------------------------
6.  PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
                        ---
-------------------------------------------------------------------------------
7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D): + $0 --

-------------------------------------------------------------------------------
8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
[LINE 5(VIII) PLUS LINE 7]:
                                                    =                         $0
                                                                              --
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:
                        N/A
     Method of Delivery:
                                          Wire Transfer
                            1[SUPERCRIPT] Mail or other means

-------------------------------------------------------------------------------



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*   /s/ John M. McGovern
                             ------------------------------------
                             Name

                                 John M. McGovern, Treasurer and Principal Accounting and
                                                                           Financial Officer
                             -------------------------------------------------------------------
                             Title
Date    1/23/06
     -------------

                         *Please print the name and title of the signing officer below the signature.


                                                     ---------------------------
APPENDIX I              UNITED STATES                       OMB APPROVAL
                                                     ---------------------------
                SECURITIES AND EXCHANGE COMMISSION   OMB Number:   3235-0456
                    Washington, D.C. 20549           Expires: July 31, 2006
                                                     Estimated average burden
                                                     hours per response....... 2
                                                     ---------------------------

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

-------------------------------------------------------------------------------
1.  NAME AND ADDRESS OF ISSUER:
                        Neuberger Berman Income Funds
                        605 Third Avenue, 2nd Floor
                        New York, NY 10158-0180

-------------------------------------------------------------------------------
2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): / /
                        Lehman Brothers Core Bond Fund




-------------------------------------------------------------------------------
3.  INVESTMENT COMPANY ACT FILE NUMBER:     811-03802

    SECURITIES ACT FILE NUMBER:   002-85229


-------------------------------------------------------------------------------
4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                        October 31, 2005

-------------------------------------------------------------------------------
4(b).1[SUPERCRIPT] CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90
CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)   N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
4(c).1[SUPERCRIPT] CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
                                                                         N/A

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
5.  CALCULATION OF REGISTRATION FEE:
         (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
              PURSUANT TO SECTION 24(F):                             $1,978,653
                                                                      ----------

        (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                          $1,546,710
                                                          ----------

       (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
             DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
             FEES PAYABLE TO THE COMMISSION:           $174,938,549
                                                       ------------

        (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii)
             AND 5(iii):                                           $176,485,259
                                                                   ------------

         (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
             [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                            $0
                                                                              --

        (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN   $174,506,606
                                                       ------------
             FUTURE YEARS - IF ITEM 5(i) IS LESS THAN
             ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

       (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
             INSTRUCTION C.9):                         x               $0.000107
                                                                       ---------

      (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
             5(vii)] (ENTER 'O' IF NO FEE IS DUE):     =                      $0
                                                                              --


-------------------------------------------------------------------------------
6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
                        ---
-------------------------------------------------------------------------------
7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                       +                      $0
                                                                              --

-------------------------------------------------------------------------------
8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
    [LINE 5(VIII) PLUS LINE 7]:
                                                       =                      $0
                                                                              --
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:
                        N/A
    Method of Delivery:
                                          Wire Transfer
                            1[SUPERCRIPT] Mail or other means

-------------------------------------------------------------------------------



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*   /s/ John M. McGovern
                             ------------------------------------
                             Name

                                 John M. McGovern, Treasurer and Principal Accounting and
                                                                           Financial Officer
                             -------------------------------------------------------------------
                             Title
Date    1/23/06
     -------------

                         *Please print the name and title of the signing officer below the signature.
